Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Items Except for Equity Accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.1884	7.0827
Consolidated Statements of Operations and Comprehensive Loss, and Cash Flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.1205	7.0422	6.719